BALANCE SHEET DETAILS - Schedule of Inventories (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Finished goods at customer sites	$ 0.5	$ 0.6